<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 20th day of October, 2006.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 231
FORM 13F INFORMATION TABLE VALUE TOTAL: $620,876,813

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Activision, Inc.
Acuity Brands, Inc.
Alberto Culver Co. Cl A
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
Ameren Corp.
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
4930202
00508Y102
13068101
H01301102
01535P106
18772103
20039103
02209S103
23608102
25816109
26874107
31162100
35229103
37411105

$10,992,355
$1,010,242
$4,989,010
$208,840
$215,008
$309,150
$859,630
$4,069,623
$277,056
$4,802,824
$229,637
$227,124
$3,434,985
$9,460,701
$532,587
$3,903,232


147,707
20,804
330,398
4,600
4,250
2,700
310,000
992,591
4,992
62,741
4,350
4,050
51,841
132,262
11,210
61,760

147,707
20,804
330,398
4,600
4,250
2,700
310,000
992,591
4,992
62,741
4,350
4,050
51,841
132,262
11,210
61,760



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






3M Company
Abbott Labs
Activision, Inc.
Acuity Brands, Inc.
Alberto Culver Co. Cl A
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
Ameren Corp.
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

147,707
20,804
330,398
4,600
4,250
2,700
310,000
992,591
4,992
62,741
4,350
4,050
51,841
132,262
11,210
61,760

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Apple Computer
Arbor Realty Tr., Inc.
Arch Coal, Inc.
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

37833100
38923108
39380100
53015103
60505104
06423T102
06652V109
67901108
54937107
84670207
84670108
88606108
09247Q106
09249E101
92475102
09247F100
92474105


     $938,617
  $2,559,834
     $404,740
  $5,941,880
$28,494,954
  $3,983,149
     $322,780
     $245,760
  $4,660,556
$15,378,030
  $2,395,000
  $3,660,155
     $594,186
     $562,670
     $641,983
  $1,116,561
     $247,416


12,193
100,150
14,000
125,515
531,920
244,515
7,865
8,000
106,454
4,845
25
96,625
38,785
43,483
61,375
182,150
25,350


12,193
100,150
14,000
125,515
531,920
244,515
7,865
8,000
106,454
4,845
25
96,625
38,785
43,483
61,375
182,150
25,350










Apple Computer
Arbor Realty Tr., Inc.
Arch Coal, Inc.
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,193
100,150
14,000
125,515
531,920
244,515
7,865
8,000
106,454
4,845
25
96,625
38,785
43,483
61,375
182,150
25,350


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock Muni Target Term
Blackrock N Y Insd 2008
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
BNP Residential Property, Inc.
BP Amoco PLC ADR
Cameco Corp.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09247K109
09247D105
09249W101
09249H104
09248C106
09247M105
09247L107
09249V103
09248T109
09249G106
5564T103
55622104
13321L108
136385101
139793103
14040H105
14149Y108


  $1,353,150
     $901,655
     $722,916
     $247,455
     $501,420
  $1,274,340
     $704,970
  $2,641,280
     $858,313
     $559,223
     $456,000
  $1,570,772
     $857,932
     $966,296
  $2,564,978
$15,182,573
     $331,987


87,300
48,450
38,700
14,100
30,500
126,800
47,250
103,175
49,300
43,250
19,200
23,952
23,460
21,200
144,914
193,015
5,050


87,300
48,450
38,700
14,100
30,500
126,800
47,250
103,175
49,300
43,250
19,200
23,952
23,460
21,200
144,914
193,015
5,050









Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock Muni Target Term
Blackrock N Y Insd 2008
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
BNP Residential Property, Inc.
BP Amoco PLC ADR
Cameco Corp.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


87,300
48,450
38,700
14,100
30,500
126,800
47,250
103,175
49,300
43,250
19,200
23,952
23,460
21,200
144,914
193,015
5,050


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Caremark RX, Inc.
Caterpillar, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Coddle Creek Financial Inc
Cold Spring Capital Inc.
Colgate-Palmolive Co.
Comarco, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Constellation Energy Group
Cooperative Bankshares, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


141705103
149123101
166764100
170388102
172062101
17275R102
172967101
191216100
191891209
192865103
194162103
200080109
203372107
20343F190
20825C104
210371100
216844100

     $269,183
     $293,139
  $1,134,142
  $1,074,000
     $730,077
$10,887,327
$12,402,564
  $1,263,863
     $608,025
     $214,800
  $5,826,222
  $1,176,803
     $885,577
  $1,351,936
     $931,362
     $260,480
     $545,400


4,750
4,455
17,486
30,000
15,172
473,774
249,699
28,287
20,100
40,000
93,820
132,225
26,950
81,491
15,645
4,400
30,000


4,750
4,455
17,486
30,000
15,172
473,774
249,699
28,287
20,100
40,000
93,820
132,225
26,950
81,491
15,645
4,400
30,000










Caremark RX, Inc.
Caterpillar, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Coddle Creek Financial Inc
Cold Spring Capital Inc.
Colgate-Palmolive Co.
Comarco, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Constellation Energy Group
Cooperative Bankshares, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,750
4,455
17,486
30,000
15,172
473,774
249,699
28,287
20,100
40,000
93,820
132,225
26,950
81,491
15,645
4,400
30,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Countrywide Financial

Crystal River Capital, Inc.

CVS Corp.

D. R. Horton Company

Dell, Inc.

Dentsply Intl. Inc. New

Devon Energy Corp.

Disney, Walt Company

Dominion Resources Inc. - VA

Duke Energy Corporation

Dupont de nemours E.I.

Eaton Corp

Ebay, Inc.

EMC Corp. MASS

Emerson Electric

Encana Corp.

Encore Wire Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


222372104
229393301
126650100
23331A109
24702R101
249030107
25179M103
254687106
25746U109
264399106
263534109
278058102
278642103
268648102
291011104
292505104
292562105

   $602,688
$1,029,600
   $663,278
$4,727,251
$2,331,050
   $361,320
$7,534,111
$4,709,942
   $227,558
$2,286,865
   $205,975
   $320,015
   $309,124
   $147,342
   $577,292
   $317,492
$1,623,340


17,200
45,000
20,650
197380
102,060
12,000
119,305
152,376
2,975
75,724
4,808
4,648
10,900
12,299
6,884
6,800
46,000


17,200
45,000
20,650
197380
102,060
12,000
119,305
152,376
2,975
75,724
4,808
4,648
10,900
12,299
6,884
6,800
46,000










Countrywide Financial
Crystal River Capital, Inc.
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Dupont de nemours E.I.
Eaton Corp
Ebay, Inc.
EMC Corp. MASS
Emerson Electric
Encana Corp.
Encore Wire Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


17,200
45,000
20,650
197380
102,060
12,000
119,305
152,376
2,975
75,724
4,808
4,648
10,900
12,299
6,884
6,800
46,000



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Eurozinc Mining Corp.
Exactech, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services
First Citizens Bancshares CL A
First Data Corporation
First INDL RLTY TR, Inc.
Fiserv, Inc.
FNB Financial Services
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


298804105
30064 109
302290101
302526108
306137100
31428X106
31620M106
31946M103
319963104
32054K103
337738108
302526108
346091705
302695101
368710406
369550108
369604103



 $2,659,629
    $443,950
 $4,379,282
    $149,344
 $9,148,139
   $249,964
   $891,700
$1,701,172
$2,773,890
 $1,258,400
    $211,905
    $202,813
 $1,142,768
 $5,560,811
    $827,000
    $301,014
$18,831,857



1,081,150
32,500
65,265
10,125
1,189,615
2,300
24,100
8,902
66,045
28,600
4,500
13,750
36,175
1,090,355
10,000
4,200
533,480



1,081,150
32,500
65,265
10,125
1,189,615
2,300
24,100
8,902
66,045
28,600
4,500
13,750
36,175
1,090,355
10,000
4,200
533,480











Eurozinc Mining Corp.
Exactech, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services
First Citizens Bancshares CL A
First Data Corporation
First INDL RLTY TR, Inc.
Fiserv, Inc.
FNB Financial Services
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


1,081,150
32,500
65,265
10,125
1,189,615
2,300
24,100
8,902
66,045
28,600
4,500
13,750
36,175
1,090,355
10,000
4,200
533,480



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Given Imaging
Glaxo Smith Kline PLC
Golden Star Res. Ltd
Goldman Sachs Group, Inc.
Google, Inc. CL A
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp
International Business Machines
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


M52020100
37733W105
38119T104
38141G104
38259P508
412822108
428236103
431284108
437076102
442120101
443510201
443683107
458140100
459200101
464287184
464287176
464287465



$3,349,665
   $399,012
     $32,965
   $338,340
$1,687,980
   $254,012
   $633,783
$4,045,843
   $288,165
   $887,915
   $581,746
$8,290,737
$6,665,409
   $249,917
$4,282,671
   $343,910
$4,508,763



175,467
7,496
12,075
2,000
4,200
4,048
17,274
108,730
7,945
16,100
12,145
625,716
324,035
3,050
52,645
3,400
66,550



175,467
7,496
12,075
2,000
4,200
4,048
17,274
108,730
7,945
16,100
12,145
625,716
324,035
3,050
52,645
3,400
66,550











Given Imaging
Glaxo Smith Kline PLC
Golden Star Res. Ltd
Goldman Sachs Group, Inc.
Google, Inc. CL A
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp
International Business Machines
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

175,467
7,496
12,075
2,000
4,200
4,048
17,274
108,730
7,945
16,100
12,145
625,716
324,035
3,050
52,645
3,400
66,550

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Idx Fd
Ishares NASDAQ Biotech Indx Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares T DJ US UTL S FD
Ishares TR Russell Midcp Indx Fund
Johnson & Johnson
Kellogg Company
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Level 3 Communications, Inc.
Lilly, Eli & Co.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287234
464286608
464286848
464286665
464287556
464287341
464287325
464287697
464287499
478160104
487836108
49460W208
502424104
50540R409
518439104
52729N100
532457108

$6,374,240
$423,855
$1,982,256
$510,370
$656,642
$1,005,578
$479,892
$265,216
$322,179
$15,938,106
$4,728,417
$2,045,057
$6,281,866
$203,267
$201,650
$128,400
$270,750

65,870
4,500
146,400
4,600
8,900
9,800
8,400
3,200
3,455
245,428
95,485
65,005
80,197
3,100
5,000
24,000
4,750

65,870
4,500
146,400
4,600
8,900
9,800
8,400
3,200
3,455
245,428
95,485
65,005
80,197
3,100
5,000
24,000
4,750









Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares NASDAQ Biotech Index Fd
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares T DJ US UTL S FD
Ishares TR Russell Midcap Indx Fd
Johnson & Johnson
Kellogg Company
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Level 3 Communications, Inc.
Lilly, Eli & Co.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


65,870
4,500
146,400
4,600
8,900
9,800
8,400
3,200
3,455
245,428
95,485
65,005
80,197
3,100
5,000
24,000
4,750

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magnetbank
Max Re Capital Ltd.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Nabors Industries Ltd.
Neteller PLC
NewMarket Corporation
Nokia Corp.
NovaGold Resources, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


534187109
536020100
548661107
559404108
G6052F103
580135101
585055106
589331107
590188108
591520200
592688105
594918104
G6359F103
G64549101
651587107
654902204
66987E206

$950,321
$692,960
$17,071,455
$200,000
$1,031,478
$2,151,600
$5,795,573
$3,574,028
$367,008
$171,180
$601,965
$16,089,381
$208,250
$182,911
$1,201,876
$7,975,021
$22,407,328

15,308
30,500
608,391
20,000
44,925
55,000
124,797
85,299
4,692
18,000
9,100
588,277
7,000
27,700
20,665
405,029
1,428,128

15,308
30,500
608,391
20,000
44,925
55,000
124,797
85,299
4,692
18,000
9,100
588,277
7,000
27,700
20,665
405,029
1,428,128









Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magnetbank
Max Re Capital Ltd.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Nabors Industries Ltd.
Neteller PLC
NewMarket Corporation
Nokia Corp.
NovaGold Resources, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


15,308
30,500
608,391
20,000
44,925
55,000
124,797
85,299
4,692
18,000
9,100
588,277
7,000
27,700
20,665
405,029
1,428,128

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Novogen Limited Sponsored ADR
Nuveen Conn Prem. Inc. Muni. Fund
Nuveen CT Div Ad Muni Fd Conn Fd 2
Nuveen CT Div Ad Muni Fd Conn
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Select Tax Free Inc Portfolio 3
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Palm, Inc.
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


67010F103
67060D107
67071R103
67069T103
67070F100
67062H106
67072D103
67071D104
67071S101
67071B108
67063X100
678002106
680223104
696643105
713448108
71646E100
716495106

$615,438
$262,260
$247,260
$328,050
$208,625
$314,400
$814,821
$660,060
$501,550
$1,054,956
$149,600
$1,033,216
$756,888
$1,456,233
$22,994,035
$3,319,926
$2,690,376

53,750
18,000
15,600
22,500
12,500
20,000
56,350
43,425
35,000
39,900
11,000
7,957
34,171
100,016
352,345
30,840
258,690

53,750
18,000
15,600
22,500
12,500
20,000
56,350
43,425
35,000
39,900
11,000
7,957
34,171
100,016
352,345
30,840
258,690









Novogen Limited Sponsored ADR
Nuveen Conn Prem. Inc. Muni. Fund
Nuveen CT Div Ad Muni Fd Conn Fd 2
Nuveen CT Div Ad Muni Fd Conn
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Select Tax Free Inc Portfolio 3
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Palm, Inc.
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


53,750

18,000

15,600

22,500

12,500

20,000

56,350

43,425

35,000

39,900

11,000

7,957

34,171

100,016

352,345

30,840

258,690


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Pfizer, Inc.
PG&E Corp.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Praxair
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Republic Property Trust
Republic Services, Inc.
Sara Lee Corporation
Schering-Plough Corp
Security Bank Corp.
ServiceMaster Co.
Sirius Satellite Radio
Sonoco Products


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


717081103
69331C108
723787107
731068102
74005P104
742718109
743263105
743859100
758940100
760737106
760759100
803111103
806605101
814047106
81760N109
82966U103
835495102

$10,903,674
$270,725
$429,342
$493,800
$328,338
$14,459,705
$283,807
$1,083,861
$329,712
$1,840,340
$241,260
$209,167
$227,969
$4,968,751
$4,042,485
$82,320
$4,367,818

384,474
6,500
10,975
12,000
5,550
233,296
6,254
29,254
8,962
167,000
6,000
13,016
10,320
219,759
360,614
21,000
129,840

384,474
6,500
10,975
12,000
5,550
233,296
6,254
29,254
8,962
167,000
6,000
13,016
10,320
219,759
360,614
21,000
129,840









Pfizer, Inc.
PG&E Corp.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Praxair
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Republic Property Trust
Republic Services, Inc.
Sara Lee Corporation
Schering-Plough Corp
Security Bank Corp.
ServiceMaster Co.
Sirius Satellite Radio
Sonoco Products



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


384,474
6,500
10,975
12,000
5,550
233,296
6,254
29,254
8,962
167,000
6,000
13,016
10,320
219,759
360,614
21,000
129,840

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Southcoast Financial Corp.
Southern Community Financial
Sprint Nextel Corp.
Starbucks Corp.
Stericycle, Inc.
Suncor Energy, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
T H Q, Inc.
T S B Financial Corp.
Take Two Interactv Software
Target Corporation
TCF Financial Corp
Teva Pharmaceutical
Texas Instruments
Thermogenesis Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


84129R100
842632101
852061100
855244109
858912108
867229106
867914103
78486Q101
871829107
872443403
872805106
874054109
87612E106
872275102
881624209
882508104
883623209

$1,168,750
$2,567,606
$278,379
$898,920
$697,900
$421,132
$2,736,948
$223,200
$14,426,182
$338,810
$472,746
$251,133
$2,120,661
$530,743
$283,970
$506,896
$1,566,549

55,000
264,157
16,232
26,400
10,000
5,845
35,416
5,000
431,276
11,615
23,288
17,611
38,383
20,188
8,330
15,245
404,793

55,000
264,157
16,232
26,400
10,000
5,845
35,416
5,000
431,276
11,615
23,288
17,611
38,383
20,188
8,330
15,245
404,793









Southcoast Financial Corp.
Southern Community Financial
Sprint Nextel Corp.
Starbucks Corp.
Stericycle, Inc.
Suncor Energy, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
T H Q, Inc.
T S B Financial Corp.
Take Two Interactv Software
Target Corporation
TCF Financial Corp
Teva Pharmaceutical
Texas Instruments
Thermogenesis Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


55,000


353,034
264,157


15,000
16,232


21,000
26,400


129,940
10,000


55,000
5,845


84,255
35,416


196,428
5,000


74,396
431,276


32,400
11,615


10,000
23,288


5,845
17,611


36,593
38,383


5,000
20,188


466,318
8,330


15,785
15,245


9,848
404,793


20,188

0


0


0


0


0


0


0


0


0


0


0


0


0


0


0


0


0




0


0


0


0


0


0


0


0


0


0


0


0


0


0


0


0


0











Time Warner
Toreador Resources Corp.
Toyota Motor CP ADR
Tri Continental Corp
Triad Guaranty Inc.
TriStone Community Bank
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Health Group, Inc.
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
Valero Energy Corp.
Vanguard Growth ETF
Vanguard Intl. Equity Index Fd.
Vanguard Intl. Equity Index Fd.
Verizon Communications


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

887315109
891050106
892331307
895436103
895925105
89676R106
903914109
904708104
91324P102
911312106
91529Y106
902973304
91913Y100
922908736
922042866
922042858
92343V104

$1,417,784
$236,697
$6,844,910
$207,675
$16,736,428
$1,129,898
$1,398,798
$609,367
$3,341,910
$748,176
$193,900
$1,611,369
$514,700
$764,879
$484,995
$963,746
$250,628

77,772
12,850
62,855
9,875
327,075
93,380
29,075
19,506
67,925
10,400
10,000
48,506
10,000
13,950
7,750
14,350
6,750

77,772
12,850
62,855
9,875
327,075
93,380
29,075
19,506
67,925
10,400
10,000
48,506
10,000
13,950
7,750
14,350
6,750





















Time Warner

Toreador Resources Corp.

Toyota Motor CP ADR

Tri Continental Corp

Triad Guaranty Inc.

TriStone Community Bank

Ultra Petroleum Corp.

Unifirst Corporation - Mass

United Health Group, Inc.

United Parcel Service CL B

Unumprovident Corp.

US Bancorp Del

Valero Energy Corp.

Vanguard Growth ETF

Vanguard Intl. Equity Index Fd.

Vanguard Intl. Equity Index Fd.

Verizon Communications


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

77,772
12,850
62,855
9,875
327,075
93,380
29,075
19,506
67,925
10,400
10,000
48,506
10,000
13,950
7,750
14,350
6,750

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.





common
common
common
common
common
common
common
common
common
common
common




918204108
929903102
931422109
931142103
939322103
94846M102
94973V107
949746101
983024100
98385X106
98956P102




$1,980,082
$8,252,541
$11,173,673
$6,658,595
$240,172
$138,954
$6,238,276
$851,388
$1,349,294
$5,625,071
$2,192,400




27,143
147,895
251,716
135,008
5,525
34,480
80,964
23,532
26,540
133,517
32,480




27,143
147,895
251,716
135,008
5,525
34,480
80,964
23,532
26,540
133,517
32,480





Grand Total 09/30/06




$620,876,813












VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.

0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0

27,143
147,895
251,716
135,008
5,525
34,480
80,964
23,532
26,540
133,517
32,480

0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0













